Expense Example {- Franklin VolSmart Allocation VIP Fund} - FTVIP Class 2-71 - Franklin VolSmart Allocation VIP Fund - Class 2	Mar. 01, 2021 USD ($)
Expense Example:
1 year	$ 110
3 years	390
5 years	692
10 years	$ 1,549